Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ (9,958,695)	$ 1,079,998	$ 3,013,131
Net (income) loss from discontinued operations	299,412	(83,367)	(65,550)
Net income (loss) from continuing operations	(9,659,283)	996,631	2,947,581
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Allowance for doubtful accounts - accounts receivable	1,297,752	910,811	2,632,813
Allowance for doubtful accounts - advance to suppliers	164,220	777,848	(45,507)
Allowance for doubtful accounts - other receivables	705,400	66,305	(16,827)
Allowance for doubtful accounts - due from related party	0	364,288	0
Inventory reserve	1,030,236	700,379	13,908
Impairment of goodwill and intangible asset	9,584,000	0	0
Decrease in deferred tax liability	(165,500)	0	0
Depreciation expense	462,639	628,144	576,953
Amortization of intangible asset	441,489	443,318	201,647
Amortization of prepaid consulting expense	140,738	102,263	0
Gain from disposal of property, plant and equipment	(8,047)	(44,814)	(1,875,493)
Changes in operating assets and liabilities:
Accounts receivable - non-related party	(9,879,682)	7,023,546	(1,001,613)
Accounts receivable - related party	0	3,249,359	0
Advances to suppliers	415,727	(3,555,851)	2,826,316
Advances to suppliers, non- current	0	1,558,916	6,839,953
Inventory	242,142	(147,485)	804,763
Prepaid expenses and other receivables	9,127	767,849	(829,716)
Manufacturing rebate receivable		(644,959)	(2,942,190)
Accounts payable	(751,363)	(2,621,226)	(532,039)
Accrued liabilities and other payables	(78,923)	49,492	(1,489,128)
Customer deposits	6,184,836	(115,771)	(247,059)
Collection of receivable from discontinued operations	8,962,187	0	0
Taxes payable	(597,392)	573,660	(1,927,737)
Net cash provided by continuing operations	10,064,143	11,082,703	5,936,625
Net cash provided by (used in) discontinued operations	4,632,769	3,582,177	(3,785,614)
Net cash provided by operating activities	14,696,912	14,664,880	2,151,011
Cash flows from investing activities
Acquisition of property, plant and equipment	(92,369)	(559,038)	(1,302,721)
Proceeds from disposal of property, plant and equipment	16,580	54,089	662,144
Additions to intangible assets	0	(2,585)	0
Payment for business acquisition	0	0	(4,552,240)
Payment for investment	(6,707,570)	(17,448,000)	0
Cash acquired from business acquisition	0	0	35,707
Changes in deposit for asset acquisition	0	0	443,400
Proceeds from disposition of subsidiaries	854,567	0	0
Net cash used in continuing operations	(5,928,792)	(17,955,534)	(4,713,710)
Net cash provided by (used in) discontinued operations	(1,522)	(39,976)	1,220,458
Net cash used in investing activities	(5,930,314)	(17,995,510)	(3,493,252)
Cash flows from financing activities
Proceeds from (repayment of) loans from third party	(2,823,890)	2,455,806	(187,706)
Note receivable	0	14,540	(14,780)
Bank acceptance notes payable, net of repayment	(1,823,003)	(4,560,185)	4,911,990
Proceeds from bank loans	6,918,544	10,291,412	10,093,262
Repayments of bank loans	(7,352,944)	(7,835,606)	(11,957,020)
Repayment of loans from related parties	(378,833)	(1,175,971)	(477,565)
Proceeds from issuance of common stocks	0	0	5,968,208
Net cash provided by (used in) continuing operations	(5,460,126)	(810,004)	8,336,389
Net cash provided by discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(5,460,126)	(810,004)	8,336,389
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(530,288)	390,992	424,298
Net increase (decrease) in cash, restricted cash and cash equivalents	2,776,184	(3,749,642)	7,418,446
Cash, restricted cash and cash equivalents, beginning of year	9,869,793	13,619,435	6,200,989
Cash, restricted cash and cash equivalents, end of year	12,645,977	9,869,793	13,619,435
Supplemental disclosure information:
Income taxes paid	1,105,876	1,044,480	1,156,976
Interest paid	439,869	608,048	479,358
Supplemental non-cash activities:
Common shares issued for service	0	243,000	0
Common shares issued for acquisition of Shangchi Automobile	0	0	6,500,000
Net book value of assets and liabilities of Shangchi Automobile acquired	$ 0	$ 0	$ 11,122,410